Document and Entity Information	Mar. 11, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	INTEGRATED RAIL & RESOURCES ACQUISITION CORP
Amendment Flag	false
Entity Central Index Key	0001854795
Document Type	8-K
Document Period End Date	Mar. 11, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-41048
Entity Tax Identification Number	86-2581754
Entity Address, Address Line One	400 W. Morse Boulevard
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Winter Park
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32789
City Area Code	(321)
Local Phone Number	972-1583
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock Par Value 0.0001 Per Share And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	IRRXU
Security Exchange Name	NYSE
Shares Of Class A Common Stock Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Shares of Class A common stock, par value $0.0001 per share
Trading Symbol	IRRX
Security Exchange Name	NYSE
Redeemable Warrants Each Exercisable For One Share Of Class A Common Stock For 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each exercisable for one share of Class A common stock for $11.50 per share
Trading Symbol	IRRXW
Security Exchange Name	NYSE